employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Employee benefits expense - gross
Wages and salaries	$ 1,469	$ 1,402	$ 2,887	$ 2,790
Share-based compensation	47	50	97	84
Pensions - defined benefit	14	17	29	34
Pensions - defined contribution	32	32	63	59
Restructuring costs	87	79	144	199
Employee health and other benefits	67	60	136	127
Total	1,716	1,640	3,356	3,293
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(30)	(18)	(65)	(46)
Amortized contract acquisition costs	25	23	49	46
Capitalized contract fulfilment costs	(7)	(9)	(13)	(16)
Amortized contract fulfilment costs	3	3	5	4
Property, plant and equipment	(81)	(78)	(161)	(167)
Intangible assets subject to amortization	(81)	(88)	(160)	(157)
Total	(171)	(167)	(345)	(336)
Net	1,545	1,473	3,011	2,957
TELUS technology solutions
Capitalized internal labour costs, net
Net	$ 572	$ 651	$ 1,159	1,360
Restructuring costs | TELUS technology solutions
Employee benefits expense - gross
Share-based compensation				$ 4